Nature of Operations and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive securities	37,014,620	2,121,629	13,836,637	1,235,447
Convertible Preferred Stock [Member]
Antidilutive securities	10,057,119		2,229,702
Stock Options [Member]
Antidilutive securities	2,723,250	862,167	2,703,587	827,543
Warrants [Member]
Antidilutive securities	24,234,251	1,259,462	8,903,348	407,904